SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Outstanding Warrants to Shareholders
Outstanding and exercisable warrants	Weighted average exercise	Weighted average
as of	price of	remaining
December 31,	outstanding	contractual
2012	warrants	life (years)
154,781	$11	1.6
6,215	$11	2.1

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	124,707	$25	2.91	$60
Changes during the year:
Granted	-
Exercised	(1,093)
Forfeited or cancelled	(30,102)	$55.85

Outstanding at December 31, 2012	93,512	$23.45	2.74	78

Vested and expected to vest	81,284	$26.20	2.59	70
Exercisable at December 31,2012	81,284	$26.20	2.59	70

Schedule of Information about Options and Warrants Outstanding and Exercisable
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0	11,751	0.85	11,751	0.85
$3.80	22,360	3.97	11,180	3.97
$8.00	9,199	3.25	9,199	3.25
$9.91	375	1.14	375	1.14
$11.00	617	1.56	617	1.56
$12.20	1,500	0.88	1,500	0.88
$20.00	9,155	1.00	8,107	1.00
$29.98	375	0.49	375	0.49
$33.60	3,750	5.24	3,750	5.24
$47.70	20,000	1.75	20,000	1.75
$50.40	14,030	4.3	14,030	4.3
$60.00	400	1.63	400	1.63

	93,512	2.74	81,284	3.2

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information about Options and Warrants Outstanding and Exercisable
				Weighted average
	Warrants	Weighted	Warrants	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of warrants
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0.00	330	1.00	330	1.00
$2.39	3,600	2.95	3,600	2.95
$10.00	5,000	3.58	5,000	3.58
$11.00	6,216	0.09	6,216	0.09
$14.88	17,274	1.093	17,274	1.093
$20.00	3,300	1.00	3,300	1.00
$80.80	1,218	0.62	1,218	0.62
$106.00	2,436	0.62	2,436	0.62

	39,374	1.37	39,374	1.37